Goodwill and Other Intangible Assets - Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Changes in Goodwill [Line Items]
Goodwill, balance, period start		€ 4,103	€ 4,890
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		(3)	(12)
Goodwill related to dispositions without being classified as held for sale		(6)	0
Impairment losses	[1]	(6)	(785)
Exchange rate changes/other		(306)	10
Goodwill, balance, period end		3,782	4,103
Gross amount of goodwill		11,203	12,007
Accumulated impairment losses		(7,422)	(7,904)
Sales & Trading [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		6	285
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	(6)	(285)
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		2,780	2,953
Accumulated impairment losses		(2,780)	(2,953)
Global Transaction Banking Global Capital Markets Corporate Finance [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		532	519
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		(6)	0
Reclassification from (to) held for sale		(3)	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		(52)	13
Goodwill, balance, period end		471	532
Gross amount of goodwill		1,485	1,553
Accumulated impairment losses		(1,014)	(1,021)
Private and Commercial Clients [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		1,077	998
Accumulated impairment losses		(1,077)	(998)
Wealth Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		564	530
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		(22)	33
Goodwill, balance, period end		541	564
Gross amount of goodwill		541	564
Accumulated impairment losses		0	0
Postbank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		2,086	1,763
Accumulated impairment losses		(2,086)	(1,763)
Deutsche Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		3,006	3,839
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	(285)
Reclassification from (to) held for sale		0	(12)
Goodwill related to dispositions without being classified as held for sale		(6)	0
Impairment losses	[1]	0	(500)
Exchange rate changes/other		(231)	(37)
Goodwill, balance, period end		2,768	3,006
Gross amount of goodwill		3,232	3,506
Accumulated impairment losses		(464)	(500)
Non-Core Operations Unit [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	[2]	0	0
Goodwill acquired during the year	[2]	0	0
Purchase accounting adjustments	[2]	0	0
Transfers	[2]	0	0
Reclassification from (to) held for sale	[2]	0	0
Goodwill related to dispositions without being classified as held for sale	[2]	0	0
Impairment losses	[1],[2]	0	0
Exchange rate changes/other	[2]	0	0
Goodwill, balance, period end	[2]	0	0
Gross amount of goodwill	[2]	0	669
Accumulated impairment losses	[2]	0	(669)
Others [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		1	1
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		1	1
Gross amount of goodwill		1	1
Accumulated impairment losses		€ 0	€ 0

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement
[2]	Includes primary CGUs NCOU Wholesale Assets and NCOU Operating Assets. From 2017 onwards, the NCOU ceased to exist as a standalone division. Accordingly, in 2017 the gross balances for goodwill and accumulated impairments of the former NCOU CGUs have been allocated among other primary CGUs.